Impairment Charges on Financial Assets - Summary of Impairment Charges (Reversals) on Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 48,634	¥ 25,260
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	57,996	34,207
Loan commitments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	(1,970)	(9,435)
Financial guarantees [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	(7,392)	487
Investment securities [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 0	¥ 1